Related-Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(22)	Related-Party Transactions

For the years presented, in addition to the transactions described in note (8), note (9), note (13), and note (14), the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	334,841	671,093	276,322	40,189
Purchase of raw materials and services from related parties (note (b))	441,461	550,945	404,400	58,818

	Year ended December 31,
	2017	2018
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	513,344	302,542	44,003
Prepayments to related party suppliers (note (b))	80,551	116,977	17,013
Other amounts due from related parties (note (c))	691,323	425,700	61,916
Total due from related parties -– current	1,285,218	845,219	122,932

Long-term portion of amounts due from related party (note (d))	32,000	32,000	4,654

Prepayments for construction of property, plant and equipment to related party suppliers (note (e))	420	190	28
Total other due from related parties	420	190	28

Amounts due to related parties (note (d))	(313,780)	(202,032)	(29,384)
Short-term sales lease back and financing lease payable due to related parties (note (h))	(106,424)	(36,890)	(5,365)
Total due to related parties -– current	(420,204)	(238,922)	(34,749)

Long-term sales lease back and financing lease payable due to related parties (note (h))	(220,915)	(225,654)	(32,820)

Notes:

In 2018, the Company acquired 100% equity of TJ International Trading and TJ Greens Food from its related parties. Please refer to Note (5). As a result, the total amount of the “Due from related parties” decreased by RMB 303,954 (US$ 44,208) as of December 31, 2018, including RMB 238,805(US$ 34,733) decreased in “Loans to Yingli Group and its subsidiaries” and RMB 65,149(US$ 9,476) decreased in “Accounts receivable from related parties”.

In addition to this transaction, the decrease in the balance of “Due from related parties” is also due to the Company legally offset the amount due from other related parties by contractual agreement against its own “Due to related parties” balance, with an amount of RMB 144,306 (US$ 20,988).

For the remaining net amount due from the related parties balance as of December 31, 2018, with an amount of RMB 413 million, the Company and the related parties have made an initial plan to settle the balance in the next three to five years. The actions include but not limited to: i) The Company will continue to rent the related party’s R&D lab and equipment by netting of the rent fee payable with the amount due from the related party; ii) the related party will sell certain assets, including equipment, project assets, etc to the Company, etc.

(a)
The Company sold products of RMB 322,646, RMB 526,989 and RMB 258,949 (US$ 37,663) to the subsidiaries of Yingli Group for the years ended December 31, 2016, 2017 and 2018, respectively.

The amount of reversal of doubtful amounts due from related parties was nil, RMB 20,000 and nil in 2016, 2017 and 2018, respectively. Such reversal was recorded in “General and administrative expenses” in the Consolidated Statement of Comprehensive Loss”. In 2017 the Company received RMB 20 million from a related party in payment of an accounts receivable balance that was fully reserved in a prior year, and recorded the recovery as a reduction of general and administrative expense. For the year ended December 31, 2016, 2017 and 2018, no provision was recognized against amounts due from related parties.

(b)
The balance as of December 31, 2017 and 2018 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 204,436, RMB 265,897 and RMB 217,861 (US$ 31,687) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2016, 2017 and 2018, respectively. The Company purchased services of RMB 235,448, RMB 285,048 and RMB 122,059 (US$ 17,753) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2016, 2017 and 2018, respectively. The amount of transaction mentioned above included value-added tax.

In March 2017, the Company signed two lease agreements with Yingli Group to rent the R&D lab and equipment that will be used in the research and development of new PV products. The annual rental fee for equipment, both in 2017 and 2018, was RMB 23,000 (US$ 3,345), respectively. The rental fee for R&D lab was RMB 7,800 in 2017 and RMB 5,280 (US$ 768) in 2018, resulting from the reduce in the area of the leased premises. The amount of transaction mentioned above included value-added tax.

(c)	Other amounts due from related parties consists of the following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$

Loans to Yingli Group and its subsidiaries (i)	318,988	79,201	11,519
Receivables for disposal of subsidiaries (ii)	208,106	208,106	30,268
Receivables for liquidation of an affiliated company (note 8(b))	99,340	99,340	14,448
Others receivables from miscellaneous transactions	64,889	39,053	5,681
	691,323	425,700	61,916

(i)
In 2015, Yingli Tianjin made a one-year entrusted loan of RMB 2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. As of December 31, 2017 and 2018, the entrusted loan was still outstanding.

In 2015, Yingli Tianjin made several one-year entrusted loans for a total of RMB 49,800 at an interest rate of 5.6% per annum to TJ International Trading, a subsidiary of Yingli Group. As of December 31, 2016 and 2017, the entrusted loans were still outstanding. In October 2018, Yingli China acquired 100% equity in TJ International Trading, and the entrusted loan was offset within the scope of consolidated financial statement. Please refer to Note (5).

In 2016, the Company also made interest free loans of RMB 347,877 to Yingli Group and its subsidiaries. The main purpose of these loans is to allow Yingli Group and its subsidiaries have enough capital to complete their long-lived assets under construction, such as project assets, and then dispose these assets to settle the Company’s historically cumulated receivables due from Yingli Group and its subsidiaries.

In 2017, total loans to Yingli Group and its subsidiaries decreased by RMB 80,689, including: (i) Yingli Group and its subsidiaries repaid partial loans of RMB 27,799; (ii) with the disposal of one subsidiary of the Company as disclosed in note 2(b), the loans of RMB 48,020 owned by the disposed subsidiary was derecognized accordingly, (iii) the Company also signed an agreement with Yingli Group to net off the payables and receivables between each other with RMB 4,870.

In 2018, total loans to Yingli Group and its subsidiaries decreased by RMB 239,787 (US$ 34,876), including: (i) Yingli Group and its subsidiaries repaid partial loans of RMB 982 (US$ 143); (ii) As mentioned in note(5), the Company purchased two companies, reducing loan of RMB238,805(US$ 34,733), including RMB49,800 (US$ 7,243) mentioned above. Please refer to Note (5).

(ii)
In 2014, the Company disposed all its equity interest in its subsidiary Yingli (Tianjin) International Trading Ltd. to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167 and gains of RMB 22,271 was recorded in other income. As of December 31, 2017 and 2018, the related proceeds for the disposal have not been collected.

In December 2014, Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439, and gains of RMB 1,672 was recorded in other income.

In 2016, the Company disposed all its interest in its subsidiary Datong Lichuang New Energy Resources Co. Ltd. to Yingli PV Group for the consideration of RMB 1,000, and gains of RMB 29,682 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.

In 2016, the Company disposed all its interest in its subsidiary Chengdu Yaoneng New Energy Resources Co., Ltd. to Beijing Yaoying New Energy Resources Co., Ltd. for the consideration of RMB 826, and gains of RMB 291 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.

In 2017, the Company disposed all its interest in its subsidiary Guangxi Yingli Yuansheng Construction Co., Ltd. to Yingli Group for the consideration of RMB 61,500, which were recorded in due from related parties, and gains of RMB 8,639 was recorded in “Other income” as of December 31, 2017.

(d)
In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2017 and 2018.

(e)
The balance as of December 31, 2017 and 2018 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.

(f)
The Company pledged its assets of total amount of RMB 103,599 and provided guarantee to back up the RMB 264,368 bank borrowing of Yingli Group as of December 31, 2017. As of December 31, 2018, the Company provided guarantee to back up the RMB 135,077(US$ 19,646) bank borrowing of Yingli Group.

(g)	The Company received guarantee from the Yingli Group of total amount of RMB 2,401,181 and RMB 2,660,872 (US$ 387,008) as of December 31, 2017 and 2018, respectively.

(h)
The Company entered into several financing lease agreements with related party controlled by Yingli Group. As of December 31, 2017 and 2018, the total outstanding payable within one year was RMB 106,424 and RMB 36,890 (US$ 5,365) over one year was RMB 220,915 and RMB 225,654 (US$ 32,820), respectively.